SHARE BASED LIABILITIES (Notes)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
SHARE BASED LIABILITIES
21. SHARE BASED LIABILITIES

On January 1, 2017, the Board approved a deferred share unit plan (the “DSU Plan”) for non-executive directors of the Company. On May 4, 2017 shareholders of the Company approved the DSU Plan which provides that on the date the director ceases to be a director of the Company (the “Separation Date”), the director will be entitled to receive either a cash payment, Common Shares or some combination thereof, equal to the five-day volume weighted average trading price of the Company’s Common Shares on the TSX immediately prior to the Separation Date.

As a result of the Arrangement with Newmarket, the Company assumed phantom share units previously granted to certain Australian employees of Newmarket. Each of the phantom share units entitles the holder to a cash payment on exercise based on the market value of the Company’s shares on the date of exercise less the strike price of the phantom share unit.

Changes in the number of DSUs and phantom share units outstanding during the years ending December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	DSUs	Phantom share units	DSUs	Phantom share units
Balance at beginning of year,	40,356	185,037	—	—
Granted	103,600	—	70,623	—
Assumed with the Newmarket transaction	—	—	—	261,493
Redeemed	(12,950)	(90,037)	(30,267)	(40,831)
Cancelled	—	—	—	(35,625)
Balance at end of year	131,006	95,000	40,356	185,037

Changes in the share based liabilities during the years ending December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Opening liability	$436	$—
Phantom share unit liability assumed with Newmarket transaction	—	382
Share based payment expense	2,222	391
Redeemed DSUs and phantom share units (cash payments)	(605)	(310)
Foreign currency translation	63	(27)
Total share based payment liability	$2,116	$436
Current portion of share based liability	$1,898	$—
Long term share based liability	$218	$436